32. Other operating expense, net	12 Months Ended
Dec. 31, 2018
Other Operating Expense Net
Other operating expense, net
		12.31.18	12.31.17	12.31.16
Other operating income
Services provided to third parties		74,522	89,303	120,580
Commissions on municipal taxes collection		77,088	51,358	42,131
Related parties	35	44,303	4,263	921
Income from non-reimbursable customer contributions		5,574	4,372	1,520
Fines to suppliers (1)		76,914	7,811	-
Others		43,355	705	6,995
Total other operating income		321,756	157,812	172,147

Other operating expense
Gratifications for services		(74,266)	(80,802)	(69,678)
Cost for services provided to third parties		(52,429)	(65,238)	(98,328)
Severance paid		(16,645)	(28,353)	(31,243)
Donations and contributions		(6)	-	-
Debit and Credit Tax		(594,750)	(479,525)	(306,892)
Other expenses - FOCEDE				(31,223)
Provision for contingencies		(724,097)	(542,364)	(301,808)
Disposals of property, plant and equipment		(134,455)	(49,824)	(244,456)
Other		(45,918)	(14,398)	(1,534)
Total other operating expense		(1,642,566)	(1,260,504)	(1,085,162)
Other operating expense, net		(1,320,810)	(1,102,692)	(913,015)

(1)	Relates to fines applied to Suppliers for failing to comply with agreed-upon contractual conditions.